May 11, 2022
VIA EDGAR
The United States Securities
    and Exchange Commission
SEC Headquarters
100 F Street N.E.
Washington, D.C. 20549
Subject:	Nationwide VLI Separate Account - 7 of
Nationwide Life Insurance Company
SEC File No. 333-146649
Ladies and Gentlemen:
Pursuant to Rule 497 under the Securities Act of 1933 and on behalf Nationwide VLI Separate Account - 7 and Nationwide Life Insurance Company, we hereby submit the attached to replace Exhibit d684864dex99n.htm filed on April 26, 2022.
Very truly yours,
Nationwide Life Insurance Company
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Consent of Independent Registered Public Accounting Firm
We consent to the use of our report dated April 4, 2022, with respect to the financial statements of the sub-accounts that comprise Nationwide VLI Separate Account - 7, and the related notes (collectively, the financial statements), included herein, and to the reference to our firm under the heading "Independent Registered Public Accounting Firm" in the Statement of Additional Information. (File No. 333-146649).
/s/ KPMG LLP
Columbus, Ohio
April 25, 2022

Consent of Independent Registered Public Accounting Firm
We consent to the use of our report dated March 18, 2022, with respect to the statutory financial statements and financial statement schedules I, III, IV and V of Nationwide Life Insurance Company, included herein, and to the reference to our firm under the heading "Independent Registered Public Accounting Firm" in the Statement of Additional Information. (File No. 333-146649).
/s/ KPMG LLP
Columbus, Ohio
April 25, 2022